Inventories (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	kr 35,816	kr 14,398
Work in progress	29,588	13,723
Finished goods	53,032	36,919
Total	118,436	65,040
Direct costs	85,270	48,224
Indirect production costs	kr 33,166	kr 16,816